ACCOUNTS RECEIVABLE - Accounts receivable allowances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning	$ (2,217)	$ (2,020)	$ (1,729)
Additions	(230)	(383)	(297)
Write-offs	0	186	6
Ending	$ (2,447)	$ (2,217)	$ (2,020)